Other Long-term Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Long-term Financial Liabilities [Abstract]
Schedule of other long-term financial liabilities
As at December 31,	2019	2018
Derivative liabilities (Note 28)	$4,710	$5,627
Security deposits	458	346
Satellite performance incentive payments	37,343	47,268
Other	—	1,280
Other long-term financial liabilities	$42,511	$54,521